UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Sigma Investment Management Company
Address: 	121 SW Morrison Street
		Suite 800

		Portland, OR 97204



13F File Number:  28-14865

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      	Jim Van Horn
Title:     	COO/CCO
Phone:     	(503) 419-3938

Signature, Place, and Date of Signing:

     /s/	Jim Van Horn	Portland, OR	August 9, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $119,479 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Costco Wholesale               COM              22160k105      332     3497 SH       SOLE                     3497
Intel Corp                     COM              458140100      347    13016 SH       SOLE                    13016
International Business Machine COM              459200101       33      171 SH       SOLE                      171
                                                               248     1270 SH       OTHER                                      1270
US Bancorp Del New             COM              902973304      325    10111 SH       SOLE                    10111
                                                                33     1037 SH       OTHER                                      1037
SPDR Select Sector-Consumer St ETF              81369y308     4885   140498 SH       SOLE                   136795              3703
SPDRs                          ETF              78462F103      287     2109 SH       SOLE                     2109
Schwab U.S. Broad Market ETF   ETF              808524102      243     7432 SH       SOLE                     7432
Vanguard Dividend Appreciation ETF              921908844      960    16935 SH       SOLE                    16935
Vanguard Large Cap ETF         ETF              922908637      493     7946 SH       SOLE                     7946
iRussell 1000 Index            ETF              464287622    28361   377092 SH       SOLE                   373793              3299
iRussell 3000 Index            ETF              464287689      426     5305 SH       SOLE                     5305
iShares Kld 400 Social Index   ETF              464288570      439     8893 SH       SOLE                     8893
iShares S&P 500                ETF              464287200     4707    34417 SH       SOLE                    34077               340
Jm Smucker Co New              COM              832696405     1368    18118 SH       SOLE                    18118
Keycorp - New                  COM              493267108       98    12652 SH       SOLE                    12652
iRussell Midcap Growth         ETF              464287481    20378   344285 SH       SOLE                   340410              3875
Vanguard Ftse All World Ex-Us  ETF              922042775     1626    39672 SH       SOLE                    39672
Vanguard Total World Stock Ind ETF              922042742     1208    26454 SH       SOLE                    26454
iShares MSCI ACWI Index        ETF              464288257     2899    66091 SH       SOLE                    65207               884
iShares Tr MSCI Eafe Index Fd  ETF              464287465     9760   195349 SH       SOLE                   193587              1762
                                                                 9      180 SH       OTHER                                       180
Vanguard Emerging Markets Etf  ETF              922042858     7733   193663 SH       SOLE                   191650              2013
SPDR Barclays 1-3 Month T-Bill ETF              78464A680      250     5462 SH       SOLE                     5462
iShares Lehman 1-3 Tsy         ETF              464287457      308     3654 SH       SOLE                     3654
SPDR Series Trust Nuvn Brcly M ETF              78464A458      843    34919 SH       SOLE                    34919
iShares S&P National Muni Bond ETF              464288414     9374    85165 SH       SOLE                    85165
SPDR Series Trust Brclys Intl  ETF                             607    10258 SH       SOLE                    10258
iShares Barclays Aggregate Bon ETF              464287226    20773   186639 SH       SOLE                   183458              3181
Paulson Capital Corp.          COM                             126   120000 SH       SOLE                   120000